(Write-down) and Gain (Loss) on Sale of Vessels, Conventional Tankers Dispositions and Discontinued Operations - Additional Information - Conventional Tankers Dispositions (Detail) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel	Jun. 30, 2016 vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($) vessel
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment				$ 69,805	$ 8,918	$ 13,364
Charter contract period	3 years
Charter contract extension, period	1 year
Proceeds from sale of assets				0	30,368	$ 0
Contribution of capital from sale		$ 14,300			$ 14,297
Long-Term Time-Charter-Out Contract Termination [Member] | SPT Explorer LLC And Navigator Spirit Llc [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of assets		39,000
Noncash or Part Noncash Acquisition, Fixed Assets Acquired		80,000
Business acquisition, assumed debt		49,600
Long-Term Time-Charter-Out Contract Termination [Member] | SPT Explorer LLC And Navigator Spirit Llc [Member] | Working Capital [Member]
Property, Plant and Equipment [Line Items]
Business acquisition, purchase price		$ 8,600
Long-Term Time-Charter-Out Contract Termination [Member] | SPT Explorer LLC And Navigator Spirit Llc [Member] | Affiliated Entity [Member]
Property, Plant and Equipment [Line Items]
Percentage of interest sold		100.00%
Teekay Corporation [Member] | Long-Term Time-Charter-Out Contract Termination [Member] | SPT Explorer LLC And Navigator Spirit Llc [Member] | Affiliated Entity [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel		2				2
2004-Built Conventional Tanker [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment	$ 26,700
2003-Built Conventional Tanker [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment	23,700
One Vessel [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel			1
Charter contract period			2 years
Held-for-sale [Member] | 2003-Built Conventional Tanker [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel					2
Conventional Tanker [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on contract termination				4,000	$ (1,800)
Conventional Tanker [Member] | Teekay Corporation [Member] | Affiliated Entity [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on contract termination	$ 4,000	$ (1,800)		$ 4,000	$ (1,800)